Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 97.5%

ISRAEL — 1.8%
JFrog Ltd. *	2,372	$46,728

UNITED STATES — 95.7%
Adaptimmune Therapeutics PLC ADR *	8,657	9,436
AeroVironment, Inc. *	919	84,236
Ambarella, Inc. *	904	69,988
American Well Corp., Class A *	6,844	16,152
Appian Corp., Class A *	761	33,773
Axon Enterprise, Inc. *	849	190,898
Bandwidth, Inc., Class A *	793	12,054
Blackline, Inc. *	1,124	75,477
Calix, Inc. *	698	37,406
Cardlytics, Inc. *	2,501	8,491
Cargurus, Inc. *	2,114	39,490
CEVA, Inc. *	944	28,726
Chegg, Inc. *	1,519	24,760
Codexis, Inc. *	5,660	23,432
CS Disco, Inc. *	2,424	16,095
CyberArk Software Ltd. *	513	75,914
Denali Therapeutics, Inc. *	862	19,860
Digimarc Corp. *	1,331	26,154
Doximity, Inc., Class A *	1,533	49,639
Everbridge, Inc. *	991	34,358
EverQuote, Inc., Class A *	4,057	56,392
Exact Sciences Corp. *	1,086	73,642
Expensify, Inc., Class A *	2,767	22,551
Fiverr International Ltd. *	1,176	41,066
Freshpet, Inc. *	543	35,941
HashiCorp, Inc., Class A *	1,306	38,253
IPG Photonics Corp. *	475	58,572
LendingTree, Inc. *	474	12,637
LiveRamp Holdings, Inc. *	2,585	56,689
Novanta, Inc. *	523	83,204
Novocure Ltd. *	1,058	63,628
Pacira BioSciences, Inc. *	1,450	59,174
PhenomeX, Inc. *	2,009	2,330
Precision BioSciences, Inc. *	4,062	3,061
Progyny, Inc. *	898	28,844
Q2 Holdings, Inc. *	1,225	30,159
Quanterix Corp. *	2,072	23,351
Redfin Corp. *	1,492	13,517
Schrodinger, Inc. *	2,112	55,609
Shockwave Medical, Inc. *	168	36,427
Sprout Social, Inc., Class A *	1,585	96,495
STAAR Surgical Co. *	1,085	69,386
Stitch Fix, Inc., Class A *	2,309	11,799
Stratasys Ltd. *	1,773	29,308
Sutro Biopharma, Inc. *	4,968	22,952
Tabula Rasa HealthCare, Inc. *	2,080	11,627
Tandem Diabetes Care, Inc. *	751	30,498
Teladoc Health, Inc. *	604	15,644
TransMedics Group, Inc. *	2,285	173,043
Trupanion, Inc. *	1,227	52,626
Twist Bioscience Corp. *	1,036	15,623
Upwork, Inc. *	4,015	45,450
Varonis Systems, Inc. *	1,457	37,897
Veeco Instruments, Inc. *	2,000	42,260
Xencor, Inc. *	2,080	58,011

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
Zuora, Inc., Class A *	7,488	$73,981
		2,457,986
TOTAL INVESTMENTS — 97.5% (cost $2,969,927)		$2,504,714
Other assets less liabilities — 2.5%		64,502
NET ASSETS — 100.0%		$2,569,216

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford U.S. Discovery Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,504,714	$—	$—	$2,504,714
Total	$2,504,714	$—	$—	$2,504,714

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.